Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
November 2, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service
Re:      Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)
Ladies and Gentlemen:
          Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
          The Amendment is being filed for the purposes of changing the name of the Munder Internet Fund to the Munder Growth Opportunities Fund and making related investment strategy changes.
          If you have any questions relating to this filing, please do not hesitate to contact me at (248) 647-9201 ext. 1140.
Very truly yours,

/s/ Melanie Mayo West Associate General Counsel, Munder Capital Management Assistant Secretary, Munder Series Trust
Enclosures